Note 9 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance, January 1	$ 77,559	$ 80,926
Non-controlling interest share of earnings	5,238	4,560
Non-controlling interest redemption increment (note 9)	15,408	12,243
Distributions paid to non-controlling interests	(4,985)	(3,602)
RNCI recognized on business acquisitions	10,612	1,696
Less: Comprehensive earnings attributable to non-controlling shareholders	20,646	16,803
Balance, December 31	102,352	77,559
Non-controlling Interest Share Of Earnings [Member]
Non-controlling interest share of earnings	5,238	4,560
Non-controlling Interest Redemption Increment [Member]
Non-controlling interest redemption increment (note 9)	15,408	12,243
Non-controlling Interest Distributions Paid To NCI [Member]
Distributions paid to non-controlling interests	(4,985)	(3,602)
Non-controlling Interest Purchase Of Interests From NCI Net [Member]
Purchases of interests from RNCI, net	(1,057)	(17,817)
Non-controlling Interest Share Of Other Comprehensive Earnings [Member]
Less: Comprehensive earnings attributable to non-controlling shareholders	$ (423)	$ (447)